COMMITMENTS AND CONTINGENCIES (Details) (USD $)	12 Months Ended																														12 Months Ended										12 Months Ended						12 Months Ended						12 Months Ended																				12 Months Ended									12 Months Ended	1 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2011 Site Contingency, S D G E [Member]		Dec. 31, 2011 Site Contingency, So Cal Gas [Member]	Dec. 31, 2011 Site Contingency, Other Sempra Energy [Member]	Dec. 31, 2011 Manufactured Gas Sites [Member]	Dec. 31, 2011 Manufactured Gas Sites [Member] Site Contingency, S D G E [Member]		Dec. 31, 2011 Manufactured Gas Sites [Member] Site Contingency, So Cal Gas [Member]	Dec. 31, 2011 Manufactured Gas Sites [Member] Site Contingency, Other Sempra Energy [Member]	Dec. 31, 2011 Waste Disposal Sites [Member]		Dec. 31, 2011 Waste Disposal Sites [Member] Site Contingency, S D G E [Member]	Dec. 31, 2011 Waste Disposal Sites [Member] Site Contingency, So Cal Gas [Member]		Dec. 31, 2011 Waste Disposal Sites [Member] Site Contingency, Other Sempra Energy [Member]		Dec. 31, 2011 Former Fossil Fueled Power Plants [Member]	Dec. 31, 2011 Former Fossil Fueled Power Plants [Member] Site Contingency, S D G E [Member]		Dec. 31, 2011 Other Hazardous Waste Sites [Member]	Dec. 31, 2011 Other Hazardous Waste Sites [Member] Site Contingency, S D G E [Member]		Dec. 31, 2011 Other Hazardous Waste Sites [Member] Site Contingency, So Cal Gas [Member]	Dec. 31, 2011 Other Hazardous Waste Sites [Member] Site Contingency, Other Sempra Energy [Member]	Dec. 31, 2011 Utility Fleet Leases [Member]	Dec. 31, 2010 Utility Fleet Leases [Member]	Dec. 31, 2009 Utility Fleet Leases [Member]	Dec. 31, 2011 Power Purchase Agreements [Member]		Dec. 31, 2011 Natural Gas Contracts [Member]		Dec. 31, 2011 Natural Gas Transportation Contracts [Member]	Dec. 31, 2011 Natural Gas Supply Contracts [Member]		Dec. 31, 2011 Purchased Power Contracts [Member]		Dec. 31, 2010 Purchased Power Contracts [Member]	Dec. 31, 2009 Purchased Power Contracts [Member]	Dec. 31, 2011 Purchased Power Contracts [Member] Sempra South American Utilities Segment [Member]	Dec. 31, 2011 Liquefied Natural Gas Contracts [Member]	Dec. 31, 2011 Bay Gas Storage and Mississippi Hub Construction [Member]	Dec. 31, 2011 Luz del Sur Hydroelectric Power Plant [Member]	Dec. 31, 2011 Sempra South American Utilities Construction [Member]	Dec. 31, 2011 Sempra Renewables Construction [Member]	Dec. 31, 2011 Sempra Natural Gas Construction [Member]	Dec. 31, 2011 Utility Subsidiaries [Member]	Dec. 31, 2011 San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 San Diego Gas and Electric Company and Subsidiary [Member] Utility Fleet Leases [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Utility Fleet Leases [Member]	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Utility Fleet Leases [Member]	Dec. 31, 2011 San Diego Gas and Electric Company and Subsidiary [Member] Power Purchase Agreements [Member]	Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Power Purchase Agreements [Member]	Dec. 31, 2011 San Diego Gas and Electric Company and Subsidiary [Member] Purchased Power Contracts [Member]		Dec. 31, 2010 San Diego Gas and Electric Company and Subsidiary [Member] Purchased Power Contracts [Member]	Dec. 31, 2009 San Diego Gas and Electric Company and Subsidiary [Member] Purchased Power Contracts [Member]	Dec. 31, 2011 San Diego Gas and Electric Company and Subsidiary [Member] Sunrise Powerlink Construction [Member]	Dec. 31, 2011 San Diego Gas and Electric Company and Subsidiary [Member] Nuclear Plant Maintenance [Member]	Dec. 31, 2011 San Diego Gas and Electric Company and Subsidiary [Member] DWR Allocations [Member]	Dec. 31, 2011 San Diego Gas and Electric Company and Subsidiary [Member] SONGS [Member]	Dec. 31, 2011 San Diego Gas and Electric Company and Subsidiary [Member] Long-term Contracts [Member]	Dec. 31, 2011 San Diego Gas and Electric Company and Subsidiary [Member] Other Owned Generation [Member]	Dec. 31, 2011 San Diego Gas and Electric Company and Subsidiary [Member] Spot Market Purchases [Member]	Dec. 31, 2011 San Diego Gas and Electric Company and Subsidiary [Member] Renewable Energy Contracts Expiring Through 2037 [Member]	Dec. 31, 2011 Southern California Gas Company [Member]	Dec. 31, 2010 Southern California Gas Company [Member]	Dec. 31, 2009 Southern California Gas Company [Member]	Dec. 31, 2011 Southern California Gas Company [Member] Utility Fleet Leases [Member]	Dec. 31, 2010 Southern California Gas Company [Member] Utility Fleet Leases [Member]	Dec. 31, 2009 Southern California Gas Company [Member] Utility Fleet Leases [Member]	Dec. 31, 2011 Southern California Gas Company [Member] Natural Gas Contracts [Member]	Dec. 31, 2011 Southern California Gas Company [Member] Natural Gas Transportation Contracts [Member]	Dec. 31, 2011 Southern California Gas Company [Member] Natural Gas Supply Contracts [Member]	Dec. 31, 2011 Southern California Gas Company [Member] Natural Gas Infrastructure Construction [Member]	Dec. 31, 2010 Loss from Catastrophes [Member] San Diego Gas and Electric Company and Subsidiary [Member]	Apr. 30, 2010 Loss from Catastrophes [Member] San Diego Gas and Electric Company and Subsidiary [Member]	Dec. 31, 2011 Loss from Catastrophes [Member] San Diego Gas and Electric Company and Subsidiary [Member]	Jan. 31, 2011 Energy Crisis Litigation [Member]	Dec. 31, 2011 Energy Crisis Litigation [Member]	Dec. 31, 2011 Liberty Gas Storage Litigation [Member]
Loss Contingencies [Line Items]
Loss Contingency Accrual, at Carrying Value	$ 625,000,000																																																																								$ 18,000,000												$ 596,000,000
Loss Contingency, Accrual Carrying Value, Current																																																																																					586,000,000
Loss Contingency, Accrual Carrying Value, Noncurrent																																																																																					10,000,000
Settlement receivable related to wildfire litigation	10,000,000	[1]	300,000,000	[1]																																																	10,000,000	300,000,000
Payments for Legal Settlements																																																																																				14,750,000		130,000,000
Litigation Settlement, Gross																																																																																			444,000,000				410,000,000
Claims Payments By Insurers To All Claimants																																																																																					1,600,000,000
Percentage of Total Claims to be Paid by Company																																																																																					57.50%
Total Individual And Business Claims																																																																																					750,000,000
Total Government Entity Claims																																																																																					80,000,000
Liability Insurance Coverage, Maximum																																																					1,100,000,000
Loss Contingency, Monetary Damages Sought																																																																																								56,700,000
Loss Contingency, Counterclaim Minimum																																																																																								215,000,000
Long-term Purchase Commitment [Line Items]
Long-term Purchase Commitment, Amount																																															34,000,000	129,000,000	134,000,000	836,000,000	43,000,000		408,000,000												147,000,000	205,000,000																378,000,000
Contractual Commitments, Payments Due, Current																																				558,000,000	[2]	143,000,000	415,000,000	[2]	1,049,000,000					517,000,000	32,000,000		64,000,000	610,000,000			229,000,000								319,000,000																		400,000,000	110,000,000	290,000,000	60,000,000
Contractual Commitments, Payments Due In Two Years																																				254,000,000	[2]	106,000,000	148,000,000	[2]	1,120,000,000					625,000,000	11,000,000		62,000,000	226,000,000			39,000,000								321,000,000																		100,000,000	81,000,000	19,000,000	72,000,000
Contractual Commitments, Payments Due In Three Years																																				177,000,000	[2]	74,000,000	103,000,000	[2]	1,110,000,000					689,000,000			8,000,000				16,000,000								260,000,000																		57,000,000	55,000,000	2,000,000	65,000,000
Contractual Commitments, Payments Due In Four Years																																				63,000,000	[2]	60,000,000	3,000,000	[2]	1,164,000,000					733,000,000							14,000,000								229,000,000																		43,000,000	41,000,000	2,000,000	65,000,000
Contractual Commitments, Payments Due In Five Years																																				58,000,000	[2]	55,000,000	3,000,000	[2]	1,199,000,000					774,000,000							27,000,000								231,000,000																		38,000,000	36,000,000	2,000,000	6,000,000
Contractual Commitments, Payments Due Thereafter																																				257,000,000	[2]	252,000,000	5,000,000	[2]	9,555,000,000					12,100,000,000							83,000,000								1,948,000,000																		145,000,000	145,000,000		110,000,000
Contractual Commitments, Payments Due, Total																																				1,367,000,000	[2]	690,000,000	677,000,000	[2]	15,197,000,000	[3]																			3,308,000,000	[3]																	783,000,000	468,000,000	315,000,000
Long-term Purchase Commitment, Payments In Period	1,991,000,000		2,097,000,000		1,754,000,000																																				918,000,000		314,000,000	413,000,000	572,000,000																346,000,000		314,000,000	413,000,000									1,810,000,000	1,936,000,000	1,452,000,000
Long Term Purchase Commitment Estimated Annual Escalation After 2021																																														1.00%
Purchase Commitment Component Percentage																																																																			9.00%	18.00%	20.00%	40.00%	13.00%	9.00%
Operating Leases, Rent Expense [Abstract]
Operating Leases, Rent Expense	77,000,000		85,000,000		101,000,000																																																18,000,000	20,000,000	24,000,000																		35,000,000	40,000,000	52,000,000
Operating Leases, Future Minimum Payments Due [Abstract]
Operating Leases, Future Minimum Payments Due, Current	73,000,000																																																				19,000,000																				28,000,000
Operating Leases, Future Minimum Payments, Due in Two Years	72,000,000																																																				18,000,000																				28,000,000
Operating Leases, Future Minimum Payments, Due in Three Years	68,000,000																																																				18,000,000																				28,000,000
Operating Leases, Future Minimum Payments, Due in Four Years	65,000,000																																																				17,000,000																				28,000,000
Operating Leases, Future Minimum Payments, Due in Five Years	60,000,000																																																				17,000,000																				26,000,000
Operating Leases, Future Minimum Payments, Due Thereafter	538,000,000																																																				46,000,000																				240,000,000
Operating Leases, Future Minimum Payments Due, Total	876,000,000																																																				135,000,000																				378,000,000
Operating Leases, Aggregate Maximum Lease Limit																																																				125,000,000
Operating Leases, Lease Limit Utilized																																																				66,000,000
Operating Leases, Annual Rent Escalation [Abstract]
Operating Leases, Annual Rent Escalation, Range, Minimum	2.00%																																																				2.00%																				3.00%
Operating Leases, Annual Rent Escalation, Range, Maximum	6.00%																																																				6.00%																				5.00%
Capital Lease Obligations [Abstract]
Capital Lease Obligations	204,000,000		221,000,000																												24,000,000	39,000,000																								13,000,000	20,000,000		180,000,000																	11,000,000	19,000,000
Capital Lease Term (Years)																																																											25
Capital Leases, Future Minimum Payments Due [Abstract]
Capital Leases, Future Minimum Payments Due, Current																															13,000,000			24,000,000																						7,000,000																				6,000,000
Capital Leases, Future Minimum Payments Due in Two Years																															7,000,000			24,000,000																						4,000,000																				3,000,000
Capital Leases, Future Minimum Payments Due in Three Years																															4,000,000			24,000,000																						2,000,000																				2,000,000
Capital Leases, Future Minimum Payments Due in Four Years																																		24,000,000
Capital Leases, Future Minimum Payments Due in Five Years																																		24,000,000
Capital Leases, Future Minimum Payments Due Thereafter																																		442,000,000
Capital Leases, Future Minimum Payments Due, Total																															24,000,000			562,000,000	[4]																					13,000,000																				11,000,000
Capital Leases, Future Minimum Payments, Executory Costs																																		(93,000,000)
Capital Leases, Future Minimum Payments, Interest Included in Payments																																		(289,000,000)	[5]
Capital Leases, Future Minimum Payments, Present Value of Net Minimum Payments, Total																															24,000,000			180,000,000	[6]																					13,000,000																				11,000,000
Capital Leases, Current portion																																		2,000,000
Capital Leases, Noncurrent portion																																		178,000,000
Capital Leases, Income Statement of Lessee [Abstract]
Capital Leases, Income Statement, Amortization Expense																															15,000,000	17,000,000	3,000,000																							7,000,000	6,000,000	1,000,000	2,000,000	1,000,000																8,000,000	11,000,000	2,000,000
Environmental Issues [Line Items]
Environmental Cost Recognized, Capitalized in Period	21,000,000	[7]	21,000,000	[7]	43,000,000	[7]																																															7,000,000	10,000,000	24,000,000																		13,000,000	10,000,000	17,000,000
Environmental mitigation associated with Sunrise Powerlink																																																					286,000,000
Site Contingency [Line Items]
Site Contingency, Accrual, Undiscounted Amount	29,000,000						1,600,000	[8]	23,400,000	4,000,000	24,100,000	100,000	[8]	21,300,000	2,700,000	1,700,000	[9]		500,000	[9]	1,200,000	[9]	1,000,000	1,000,000	[8]	2,200,000	500,000	[8]	1,600,000	100,000
Site Contingency, Sites Completed												3		38				1	1
Site Contingency, Sites In Process														4				1	2
Estimated mitigation costs, recoverable in rates							17,000,000
Schedule Of Nuclear Insurance [Line Items]
Nuclear Liability Insurance Coverage, Maximum																																																					375,000,000
Secondary Financial Protection, Maximum																																																					12,200,000,000
Secondary Financial Protection, Company Contribution, Maximum																																																					47,000,000
Secondary Financial Protection, Company Contribution, Annual Maximum																																																					7,000,000
Nuclear Property Insurance Coverage, Maximum																																																					2,750,000,000
Nuclear Property Damage Insurance Coverage, Maximum																																																					490,000,000
Nuclear Property Damage Insurance Coverage, Weekly Maximum																																																					3,500,000
Nuclear Property Damage Insurance Coverage, Weekly Minimum																																																					2,800,000
Nuclear Property Damage Insurance, Premium Assessment																																																					9,600,000
Nuclear Property Insurance Terrorism Coverage, Maximum																																																					$ 3,240,000,000

[1]	As adjusted for the retrospective effect of a change in accounting principle as we discuss in Note 1.
[2]	Excludes amounts related to LNG purchase agreements at discussed below.
[3]	Excludes purchase agreements accounted for as capital leases and amounts related to Otay Mesa VIE, as it is consolidated by Sempra Energy and SDG&E.
[4]	This amount will be recorded over the lives of the leases as Cost of Electric Fuel and Purchased Power on Sempra Energy’s and SDG&E’s Consolidated Statements of Operations. This expense will receive ratemaking treatment consistent with purchased-power costs.
[5]	Amount necessary to reduce net minimum lease payments to present value at the inception of the leases.
[6]	Includes $2 million in Current Portion of Long-Term Debt and $178 million in Long-Term Debt on Sempra Energy’s and SDG&E’s Consolidated Balance Sheets at December 31, 2011.
[7]	In cases of non-wholly owned affiliates, includes only our share.
[8]	Does not include SDG&E’s liability for SONGS marine mitigation.
[9]	Sites for which we have been identified as a Potentially Responsible Party.